INCOME TAXES - Narrative (Details) CAD in Millions, $ in Millions	1 Months Ended	12 Months Ended
	Jun. 30, 2013 CAD	Dec. 31, 2015 CAD	Dec. 31, 2014 CAD	Dec. 31, 2013 CAD	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Net operating loss carryforwards
Deferred income tax liabilities on the unremitted earnings of foreign investments		CAD 308	CAD 236
Income tax payments, net of refunds		164	109	CAD 206
Favourable income tax adjustment	CAD 25	34		CAD (25)
Interest expense (reversal) reflected within net tax expense		(1)
Accrued interest expense		4	5
Canada federal and provincial
Net operating loss carryforwards
Unused net operating loss carryforwards		1,276	1,131
U.S. federal
Net operating loss carryforwards
Unused net operating loss carryforwards | $					$ 1,617	$ 2,267
Alternative Minimum Tax [Member] | Canada federal and provincial
Net operating loss carryforwards
Minimum tax credits		CAD 57	CAD 50
Alternative Minimum Tax [Member] | U.S. federal
Net operating loss carryforwards
Minimum tax credits | $					$ 41	$ 26